Events after balance sheet date	3 Months Ended
Mar. 31, 2022
Events after balance sheet date
Events after balance sheet date

18. Events after balance sheet date

On April 13, 2022, the Company announced that it will refocus or suspend certain clinical studies and suspend all other inherited retinal disease-related research activities. The Company also announced that it will reduce its workforce by approximately 30%. In addition, the Company will accelerate the development of the Axiomer RNA base-editing technology platform across multiple therapeutic areas. These developments do not affect the financial figures included in this report.